Accounts receivable, net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Subtotal	$ 37,898	$ 175,744
> 1 year [Member]
Subtotal	37,898	175,744
6-12 months [Member]
Subtotal	0	0
3-6 months [Member]
Subtotal	0	0
2-3 months [Member]
Subtotal	0	0
1-2 months [Member]
Subtotal	0	0
Within 1 month [Member]
Subtotal	$ 0	$ 0